PROFIT-SHARING RETIREMENT, SAVINGS AND DEFERRED COMPENSATION PLANS (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
PROFIT-SHARING RETIREMENT, SAVINGS AND DEFERRED COMPENSATION PLANS
401(k)/Profit Sharing Plan contribution expense	$ 1.9	$ 1.4	$ 1.3
Maximum percentage of base salary which can be deferred by employees	50.00%
Maximum percentage of annual bonus which can be deferred by employees	100.00%